SIGNIFICANT ACCOUNTING POLICIES - Schedule of Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 760	$ 672	$ 587	$ 477	$ 471
As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs				477
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs			110	110
VUL
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	410	361		300
VUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs			300
VUL | Protection Solutions | As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs				230
VUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs				70
IUL
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 296	$ 297		287
IUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs			$ 287
IUL | Protection Solutions | As Previously Reported
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs				247
IUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs				$ 40